Document and Entity Information	0 Months Ended
Sep. 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 17, 2013
Registrant Name	MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Central Index Key	0000860720
Amendment Flag	false
Document Creation Date	Sep. 17, 2013
Document Effective Date	Sep. 17, 2013
Prospectus Date	Feb. 28, 2013
Morgan Stanley European Equity Fund Inc. | A
Risk/Return:
Trading Symbol	EUGAX
Morgan Stanley European Equity Fund Inc. | B
Risk/Return:
Trading Symbol	EUGBX
Morgan Stanley European Equity Fund Inc. | L
Risk/Return:
Trading Symbol	EUGCX
Morgan Stanley European Equity Fund Inc. | I
Risk/Return:
Trading Symbol	EUGDX
Morgan Stanley European Equity Fund Inc. | Class W
Risk/Return:
Trading Symbol	EUGWX